UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-2668

                        OPPENHEIMER AMT-FREE MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
              (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--107.2%
---------------------------------------------------------------------------------------------------------
ALABAMA--0.3%
$       15,000    AL HFA (Pelican)                              6.550%       03/20/2030    $       15,464
---------------------------------------------------------------------------------------------------------
     1,580,000    AL Space Science Exhibit Finance
                  Authority 1                                   6.000        10/01/2025         1,537,182
---------------------------------------------------------------------------------------------------------
        55,000    Birmingham, AL Airport Authority              5.625        07/01/2026            56,704
---------------------------------------------------------------------------------------------------------
        25,000    Birmingham, AL Private Educational
                  Building Authority
                  (Birmingham-Southern College)                 6.125        12/01/2025            25,524
---------------------------------------------------------------------------------------------------------
        15,000    Birmingham, AL Special Care Facilities
                  Financing Authority (Children's
                  Hospital of Alabama)                          5.500        06/01/2022            15,705
---------------------------------------------------------------------------------------------------------
     1,000,000    Camden, AL Industrial Devel. Board
                  (Weyerhaeuser Company), Series A              6.125        12/01/2024         1,103,500
---------------------------------------------------------------------------------------------------------
       130,000    Cooperative District, AL Fort Deposit         6.000        02/01/2036           135,233
---------------------------------------------------------------------------------------------------------
        40,000    McIntosh, AL Industrial Devel. Board
                  (CIBA Specialty Chemicals)                    5.375        06/01/2028            40,581
---------------------------------------------------------------------------------------------------------
        15,000    Montgomery, AL Medical Clinic Board
                  (Jackson Hospital & Clinic)                   7.000        03/01/2015            15,032
---------------------------------------------------------------------------------------------------------
        15,000    West Morgan-East Lawrence, AL Water
                  Authority                                     5.625        08/15/2025            15,534
                                                                                             ------------
                                                                                                2,960,459
ALASKA--0.5%
     2,500,000    AK HFC RITES 2                               10.677 3      06/01/2032         2,688,950
---------------------------------------------------------------------------------------------------------
     2,000,000    AK HFC ROLs 1,2                              11.398 3      12/01/2033         2,069,480
---------------------------------------------------------------------------------------------------------
       780,000    AK HFC, Series A                              5.875        12/01/2024           797,511
---------------------------------------------------------------------------------------------------------
       175,000    AK Northern Tobacco Securitization
                  Corp. (TASC)                                  5.500        06/01/2029           179,090
                                                                                             ------------
                                                                                                5,735,031
ARIZONA--4.2%
        30,000    Apache County, AZ IDA (Tucson Electric
                  Power Company)                                5.875        03/01/2033            30,007
---------------------------------------------------------------------------------------------------------
       750,000    AZ West Campus Hsg. (Arizona State
                  University)                                   6.375        07/01/2022           868,343
---------------------------------------------------------------------------------------------------------
       100,000    Benson, AZ IDA Health Facilities (The
                  Evangelical Lutheran Good Samaritan
                  Society)                                      6.500        04/01/2015           102,250
---------------------------------------------------------------------------------------------------------
       849,950    Central AZ Irrigation & Drain
                  District, Series A                            6.000        06/01/2013           817,839
---------------------------------------------------------------------------------------------------------
       200,000    Estrella, AZ Mountain Ranch Community
                  Facilities District                           5.625        07/15/2025           195,328
---------------------------------------------------------------------------------------------------------
       100,000    Estrella, AZ Mountain Ranch Community
                  Facilities District                           5.800        07/15/2030            97,745
---------------------------------------------------------------------------------------------------------
        75,000    Glendale, AZ IDA Educational
                  Facilities (American Graduate School
                  International)                                5.875        07/01/2015            77,142
---------------------------------------------------------------------------------------------------------
       800,000    Litchfield, AZ Park Community Facility
                  District                                      6.375        07/15/2026           845,384
---------------------------------------------------------------------------------------------------------
     1,000,000    Maricopa County, AZ IDA (Christian
                  Care Apartments)                              6.500        01/01/2036           993,340
---------------------------------------------------------------------------------------------------------
     2,000,000    Maricopa County, AZ IDA (Christian
                  Care Mesa II)                                 6.625        01/01/2034         2,003,500
---------------------------------------------------------------------------------------------------------
     1,000,000    Maricopa County, AZ IDA (Metro
                  Gardens-Mesa Ridge) 1                         5.150        07/01/2029         1,022,090
---------------------------------------------------------------------------------------------------------
     1,500,000    Maricopa County, AZ IDA (Sun King
                  Apartments)                                   6.750        11/01/2018         1,355,205
---------------------------------------------------------------------------------------------------------
     1,260,000    Maricopa County, AZ IDA (Sun King
                  Apartments)                                   6.750        05/01/2031         1,071,189
---------------------------------------------------------------------------------------------------------
       225,000    Mesa, AZ IDA (Mesa Student Hsg.)              6.000        07/01/2032           227,761
---------------------------------------------------------------------------------------------------------
        50,000    Mesa, AZ IDA (Mesa Student Hsg.)              6.250        07/01/2032            54,444
---------------------------------------------------------------------------------------------------------
       200,000    Mesa, AZ IDA Student Hsg. (Arizona
                  State University East)                        6.000        07/01/2026           215,618
---------------------------------------------------------------------------------------------------------
     3,000,000    Peoria, AZ IDA (Sierra Winds) 1               6.375        08/15/2029         3,070,620
---------------------------------------------------------------------------------------------------------
     5,535,000    Phoenix, AZ IDA (Christian Care)              5.500        07/01/2035         5,393,193
---------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
$    1,000,000    Phoenix, AZ IDA (Summit Apartments)           6.550%       07/20/2037    $    1,074,670
---------------------------------------------------------------------------------------------------------
     1,735,000    Pima County, AZ IDA (Arizona Charter
                  School)                                       6.100        07/01/2024         1,784,500
---------------------------------------------------------------------------------------------------------
       500,000    Pima County, AZ IDA (Arizona Charter
                  School)                                       6.300        07/01/2031           515,715
---------------------------------------------------------------------------------------------------------
     1,570,000    Pima County, AZ IDA (Arizona Charter
                  School)                                       6.500        07/01/2023         1,648,893
---------------------------------------------------------------------------------------------------------
     1,290,000    Pima County, AZ IDA (Arizona Charter
                  School) 1                                     6.750        07/01/2031         1,357,919
---------------------------------------------------------------------------------------------------------
     1,100,000    Pima County, AZ IDA (Noah Webster
                  Basic School)                                 6.125        12/15/2034         1,116,786
---------------------------------------------------------------------------------------------------------
       120,000    Pima County, AZ IDA (Paradise
                  Education Center)                             5.875        06/01/2033           116,022
---------------------------------------------------------------------------------------------------------
     2,845,000    Pima County, AZ IDA (Phoenix Advantage
                  Charter School) 1                             5.600        07/01/2023         2,982,584
---------------------------------------------------------------------------------------------------------
     1,000,000    San Luis, AZ Facility Devel. Corp.
                  (Regional Detention Center)                   7.000        05/01/2020           978,670
---------------------------------------------------------------------------------------------------------
     1,420,000    Show Low, AZ IDA (Navapache Regional
                  Medical Center) 1                             5.000        12/01/2025         1,453,839
---------------------------------------------------------------------------------------------------------
     3,620,000    Show Low, AZ IDA (Navapache Regional
                  Medical Center)                               5.000        12/01/2030         3,680,092
---------------------------------------------------------------------------------------------------------
     4,000,000    Show Low, AZ IDA (Navapache Regional
                  Medical Center) 1                             5.000        12/01/2035         4,053,600
---------------------------------------------------------------------------------------------------------
     5,000,000    Verrado, AZ Community Facilities
                  District                                      6.500        07/15/2027         5,455,900
---------------------------------------------------------------------------------------------------------
     1,375,000    Vistancia, AZ Community Facilities
                  District                                      5.500        07/15/2020         1,381,545
---------------------------------------------------------------------------------------------------------
     1,200,000    Vistancia, AZ Community Facilities
                  District                                      5.750        07/15/2024         1,207,416
---------------------------------------------------------------------------------------------------------
        45,000    Yuma, AZ IDA (Regency Apartments)             5.500        12/20/2032            45,033
                                                                                             ------------
                                                                                               47,294,182
ARKANSAS--0.1%
       100,000    Independence County, AR Hydroelectric
                  Power                                         5.300        05/01/2033           101,788
---------------------------------------------------------------------------------------------------------
       195,000    Pine Bluff, AR IDA (Colt Industries)          6.500        02/15/2009           195,333
---------------------------------------------------------------------------------------------------------
       670,000    Pope County, AR Pollution Control
                  (Arkansas Power & Light Company) 1            6.300        11/01/2020           679,246
---------------------------------------------------------------------------------------------------------
       100,000    University of Central Arkansas, Series B      6.125        04/01/2026           103,113
                                                                                             ------------
                                                                                                1,079,480
CALIFORNIA--4.7%
     2,220,000    Beaumont, CA Financing Authority,
                  Series B                                      5.875        09/01/2023         2,348,938
---------------------------------------------------------------------------------------------------------
     1,200,000    CA GO Fixed Receipts                          5.250        02/01/2025         1,263,456
---------------------------------------------------------------------------------------------------------
     4,700,000    CA GO RITES 2                                 9.770 3      02/01/2025         5,694,238
---------------------------------------------------------------------------------------------------------
     1,500,000    CA Golden State Tobacco Securitization
                  Corp. 1                                       6.625        06/01/2040         1,694,070
---------------------------------------------------------------------------------------------------------
    10,000,000    CA Golden State Tobacco Securitization
                  Corp. (TASC)                                  5.000        06/01/2045        10,033,600
---------------------------------------------------------------------------------------------------------
     6,000,000    CA Statewide CDA (East Campus
                  Apartments)                                   5.625        08/01/2034         6,222,900
---------------------------------------------------------------------------------------------------------
     2,000,000    CA Statewide CDA (East Valley Tourist)       11.000        10/01/2020         2,038,280
---------------------------------------------------------------------------------------------------------
       590,000    Independent Cities, CA Lease Finance
                  Authority (Morgan Hill-Hacienda Valley)       5.950        11/15/2039           620,704
---------------------------------------------------------------------------------------------------------
     1,270,000    Lake Elsinore, CA Special Tax                 5.150        09/01/2025         1,286,891
---------------------------------------------------------------------------------------------------------
     1,195,000    Lake Elsinore, CA Special Tax                 5.250        09/01/2030         1,211,228
---------------------------------------------------------------------------------------------------------
     1,225,000    Lake Elsinore, CA Special Tax                 5.250        09/01/2035         1,222,158
---------------------------------------------------------------------------------------------------------
     4,900,000    Los Angeles, CA Community Redevel.
                  Agency ROLs 1,2                              11.458 3      09/01/2030         5,443,018
---------------------------------------------------------------------------------------------------------
     4,175,000    Los Angeles, CA Regional Airports
                  Improvement Corp. (Delta Airlines) 1,4        6.350        11/01/2025         3,138,139
---------------------------------------------------------------------------------------------------------
     3,000,000    Redding, CA Electric System COP Linked
                  SAVRS & RIBS 1                                6.368 5      07/01/2022         3,563,190
---------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       50,000    Riverside, CA Unified School District
                  Special Tax                                   6.200%       09/01/2030    $       51,418
---------------------------------------------------------------------------------------------------------
     7,000,000    Santa Rosa, CA Rancheria Tachi Yokut
                  Tribe Enterprise 1                            6.625        03/01/2018         6,972,980
                                                                                             ------------
                                                                                               52,805,208
COLORADO--3.5%
     2,800,000    Arista, CO Metropolitan District              6.750        12/01/2035         2,848,692
---------------------------------------------------------------------------------------------------------
       500,000    Beacon Point, CO Metropolitan District        6.125        12/01/2025           501,645
---------------------------------------------------------------------------------------------------------
     4,800,000    Broomfield, CO Village Metropolitan
                  District No. 2                                6.250        12/01/2032         4,741,056
---------------------------------------------------------------------------------------------------------
     1,000,000    Central Marksheffel, CO Metropolitan
                  District                                      7.250        12/01/2029         1,074,530
---------------------------------------------------------------------------------------------------------
     5,000,000    CO Educational & Cultural Facilities
                  Authority                                     6.000        07/01/2042         4,914,350
---------------------------------------------------------------------------------------------------------
        30,000    CO Health Facilities Authority
                  (Northern Colorado Medical Center)            6.000        05/15/2020            30,060
---------------------------------------------------------------------------------------------------------
     2,270,000    CO Health Facilities Authority
                  RITES 1,2                                    11.677 3      03/01/2022         2,772,669
---------------------------------------------------------------------------------------------------------
       265,000    Denver, CO City & County Airport              5.500        11/15/2025           272,820
---------------------------------------------------------------------------------------------------------
       400,000    Denver, CO City & County Airport              5.500        11/15/2025           411,804
---------------------------------------------------------------------------------------------------------
       210,000    Denver, CO City & County Airport              5.700        11/15/2025           214,429
---------------------------------------------------------------------------------------------------------
       115,000    Denver, CO Health & Hospital
                  Authority, Series A                           5.375        12/01/2028           117,399
---------------------------------------------------------------------------------------------------------
       800,000    Denver, CO Urban Renewal Authority            9.125        09/01/2017           835,792
---------------------------------------------------------------------------------------------------------
     1,000,000    Elkhorn Ranch, CO Metropolitan District       6.375        12/01/2035           986,100
---------------------------------------------------------------------------------------------------------
       500,000    High Plains, CO Metropolitan District         6.250        12/01/2035           500,705
---------------------------------------------------------------------------------------------------------
     1,200,000    Kiowa, CO Water & Sewer                       5.500        12/01/2030         1,168,896
---------------------------------------------------------------------------------------------------------
     1,000,000    SBC Metropolitan, CO District                 5.000        12/01/2020         1,030,720
---------------------------------------------------------------------------------------------------------
     1,500,000    SBC Metropolitan, CO District 1               5.000        12/01/2025         1,518,315
---------------------------------------------------------------------------------------------------------
     1,440,000    SBC Metropolitan, CO District 1               5.000        12/01/2029         1,447,301
---------------------------------------------------------------------------------------------------------
     3,550,000    SBC Metropolitan, CO District                 5.000        12/01/2034         3,539,031
---------------------------------------------------------------------------------------------------------
       190,000    Silver Dollar, CO Metropolitan District       5.100        12/01/2030           192,670
---------------------------------------------------------------------------------------------------------
     1,000,000    Southlands, CO Medical District               7.000        12/01/2024         1,088,530
---------------------------------------------------------------------------------------------------------
     4,000,000    Southlands, CO Medical District               7.125        12/01/2034         4,348,120
---------------------------------------------------------------------------------------------------------
     1,000,000    Wheatlands, CO Metropolitan District          6.000        12/01/2025         1,001,660
---------------------------------------------------------------------------------------------------------
     3,250,000    Woodmen Heights, CO Metropolitan
                  District                                      7.000        12/01/2030         3,306,323
                                                                                             ------------
                                                                                               38,863,617
CONNECTICUT--1.9%
       490,000    CT Devel. Authority Pollution Control
                  (Connecticut Light & Power Company)           5.850        09/01/2028           522,806
---------------------------------------------------------------------------------------------------------
     1,000,000    CT H&EFA (Bridgeport Hospital) 1              6.625        07/01/2018         1,022,180
---------------------------------------------------------------------------------------------------------
     3,000,000    CT H&EFA (Eastern Connecticut Health
                  Network) 6                                    5.000        07/01/2025         3,076,110
---------------------------------------------------------------------------------------------------------
     5,000,000    CT H&EFA (Eastern Connecticut Health
                  Network) 6                                    5.125        07/01/2030         5,135,850
---------------------------------------------------------------------------------------------------------
     1,280,000    CT H&EFA (Griffin Hospital) 1                 5.000        07/01/2023         1,319,514
---------------------------------------------------------------------------------------------------------
       145,000    CT H&EFA (New Britain General
                  Hospital), Series B                           6.000        07/01/2024           146,746
---------------------------------------------------------------------------------------------------------
        25,000    CT H&EFA (Westminster School)                 5.500        07/01/2026            25,576
---------------------------------------------------------------------------------------------------------
       265,000    CT H&EFA (Yale-New Haven Hospital)            5.700        07/01/2025           274,132
---------------------------------------------------------------------------------------------------------
     9,900,000    Mashantucket, CT Western Pequot Tribe,
                  Series B                                      5.750        09/01/2027        10,164,033
                                                                                             ------------
                                                                                               21,686,947
DELAWARE--0.4%
     4,000,000    Bridgeville, DE Special Obligation
                  (Heritage Shores)                             5.450        07/01/2035         3,961,920
DISTRICT OF COLUMBIA--0.3%
     1,000,000    District of Columbia (Carnegie
                  Endowment)                                    5.750        11/15/2026         1,031,640
---------------------------------------------------------------------------------------------------------
     2,000,000    District of Columbia Friendship Public
                  Charter School                                5.250        06/01/2033         2,014,340
---------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA CONTINUED
$      500,000    District of Columbia Tobacco
                  Settlement Financing Corp.                    6.750%       05/15/2040    $      549,865
                                                                                             ------------
                                                                                                3,595,845
FLORIDA--12.3%
     2,000,000    Aberdeen, FL Community Devel. District        5.500        05/01/2036         2,007,400
---------------------------------------------------------------------------------------------------------
     1,990,000    Bartram Park, FL Community Devel.
                  District                                      5.300        05/01/2035         1,989,702
---------------------------------------------------------------------------------------------------------
       140,000    Bay, FL Medical Center                        5.650        10/01/2026           145,205
---------------------------------------------------------------------------------------------------------
     2,000,000    Beacon, FL Tradeport Community Devel.
                  District                                      7.250        05/01/2033         2,152,560
---------------------------------------------------------------------------------------------------------
        30,000    Canaveral, FL Port Authority                  5.625        06/01/2021            31,036
---------------------------------------------------------------------------------------------------------
       355,000    Clearwater, FL Hsg. Authority
                  (Hamptons at Clearwater)                      5.350        05/01/2024           365,419
---------------------------------------------------------------------------------------------------------
     2,350,000    Concorde Estates, FL Community Devel.
                  District                                      5.850        05/01/2035         2,371,973
---------------------------------------------------------------------------------------------------------
       130,000    Dade County, FL Aviation (Miami
                  International Airport)                        5.600        10/01/2026           134,804
---------------------------------------------------------------------------------------------------------
     1,970,000    Dade County, FL IDA (Miami Cerebral
                  Palsy Residence)                              8.000        06/01/2022         2,009,873
---------------------------------------------------------------------------------------------------------
     1,975,000    Double Branch, FL Special Assessment
                  Community Devel. District                     6.700        05/01/2034         2,139,162
---------------------------------------------------------------------------------------------------------
     1,500,000    East Homestead, FL Community Devel.
                  District                                      5.450        11/01/2036         1,501,785
---------------------------------------------------------------------------------------------------------
     2,520,000    FL Capital Trust Agency (American
                  Opportunity)                                  5.875        06/01/2038         2,449,390
---------------------------------------------------------------------------------------------------------
     1,200,000    FL Capital Trust Agency (Seminole
                  Tribe Convention) 1                           8.950        10/01/2033         1,486,956
---------------------------------------------------------------------------------------------------------
     1,000,000    FL Capital Trust Agency Multifamily
                  Affordable Hsg., Series C                     8.125        10/01/2038           988,580
---------------------------------------------------------------------------------------------------------
       245,000    FL Gateway Services Community Devel.
                  District (Sun City Center)                    6.500        05/01/2033           260,690
---------------------------------------------------------------------------------------------------------
     1,000,000    FL Principal One Community Devel.
                  District                                      5.650        05/01/2035         1,001,960
---------------------------------------------------------------------------------------------------------
     5,000,000    Forest Creek, FL Community Devel.
                  District                                      5.450        05/01/2036         4,930,500
---------------------------------------------------------------------------------------------------------
       990,000    Heritage Harbour South, FL Community
                  Devel. District                               6.500        05/01/2034         1,053,400
---------------------------------------------------------------------------------------------------------
     6,000,000    Highlands, FL Community Devel. District       5.550        05/01/2036         6,015,360
---------------------------------------------------------------------------------------------------------
       250,000    Hillsborough County, FL IDA (Senior
                  Care Group)                                   6.750        07/01/2029           253,603
---------------------------------------------------------------------------------------------------------
       480,000    Hillsborough County, FL IDA (Tampa
                  Electric Company)                             6.250        12/01/2034           491,117
---------------------------------------------------------------------------------------------------------
       955,000    Hillsborough County, FL IDA (Tampa
                  Electric Company) 1                           6.250        12/01/2034           976,010
---------------------------------------------------------------------------------------------------------
     1,600,000    Islands at Doral, FL Southwest
                  Community Devel. District                     6.375        05/01/2035         1,708,816
---------------------------------------------------------------------------------------------------------
       125,000    Jacksonville, FL Electric Authority
                  (St. Johns River)                             5.250        10/01/2021           125,488
---------------------------------------------------------------------------------------------------------
       100,000    Jacksonville, FL Electric Authority
                  (St. Johns River)                             5.375        10/01/2016           101,819
---------------------------------------------------------------------------------------------------------
     1,875,000    Jacksonville, FL Electric Authority
                  RITES 1,2                                     8.142 3      10/01/2022         1,878,825
---------------------------------------------------------------------------------------------------------
     1,225,000    Keys Cove, FL Community Devel. District       5.875        05/01/2035         1,265,719
---------------------------------------------------------------------------------------------------------
     2,500,000    Lake County, FL School Board COP RITES 2      9.840 3      06/01/2030         2,787,300
---------------------------------------------------------------------------------------------------------
     4,500,000    Lee County, FL IDA (Cypress Cove
                  Healthpark)                                   6.750        10/01/2032         4,753,440
---------------------------------------------------------------------------------------------------------
     1,215,000    Lucaya, FL Community Devel. District          5.375        05/01/2035         1,208,767
---------------------------------------------------------------------------------------------------------
       600,000    Madison County, FL Mtg. (Twin Oaks)           6.000        07/01/2025           588,144
---------------------------------------------------------------------------------------------------------
        85,000    Marion County, FL Hospital District
                  (Munroe Regional Medical Center)              5.625        10/01/2024            88,431
---------------------------------------------------------------------------------------------------------
     1,925,000    Marsh Harbor, FL Community Devel.
                  District,
                  Series A 6                                    5.450        05/01/2036         1,935,626
---------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$    2,500,000    Midtown Miami, FL Community Devel.
                  District Special Assessment                   6.500%       05/01/2037    $    2,686,375
---------------------------------------------------------------------------------------------------------
       150,000    Mira Lago West, FL Community Devel.
                  District                                      5.375        05/01/2036           149,598
---------------------------------------------------------------------------------------------------------
       500,000    Monterra, FL Community Devel. District
                  Special Assessment                            5.000        11/01/2010           498,885
---------------------------------------------------------------------------------------------------------
     8,035,000    Oakland, FL Charter School                    6.950        12/01/2032         8,315,663
---------------------------------------------------------------------------------------------------------
       500,000    Orange County, FL Health Facilities
                  Authority (Orlando Lutheran Towers)           8.750        07/01/2026           531,765
---------------------------------------------------------------------------------------------------------
        25,000    Palm Beach County, FL Health
                  Facilities Authority (Boca Raton
                  Community Hospital)                           5.625        12/01/2031            26,111
---------------------------------------------------------------------------------------------------------
       195,000    Palm Beach County, FL Multifamily
                  (Boynton Apartments) 4                        8.000        01/01/2014           117,211
---------------------------------------------------------------------------------------------------------
     2,995,000    Parkway Center, FL Community Devel.
                  District, Series A                            6.125        05/01/2024         3,215,732
---------------------------------------------------------------------------------------------------------
     2,205,000    Parkway Center, FL Community Devel.
                  District, Series A                            6.300        05/01/2034         2,370,309
---------------------------------------------------------------------------------------------------------
        50,000    Pinellas County, FL Educational
                  Facilities Authority (Barry University)       5.375        10/01/2028            51,400
---------------------------------------------------------------------------------------------------------
     2,500,000    Quarry, FL Community Devel. District          5.500        05/01/2036         2,500,850
---------------------------------------------------------------------------------------------------------
       250,000    Reunion East, FL Community Devel.
                  District                                      5.800        05/01/2036           256,130
---------------------------------------------------------------------------------------------------------
     6,000,000    Reunion East, FL Community Devel.
                  District,
                  Series A 1                                    7.375        05/01/2033         6,676,080
---------------------------------------------------------------------------------------------------------
     2,500,000    Reunion West, FL Community Devel.
                  District Special Assessment                   6.250        05/01/2036         2,624,150
---------------------------------------------------------------------------------------------------------
       275,000    Santa Rosa Bay, FL Bridge Authority           6.250        07/01/2028           283,839
---------------------------------------------------------------------------------------------------------
     1,305,000    Sonoma Bay, FL Community Devel.
                  District, Series A 6                          5.450        05/01/2036         1,299,610
---------------------------------------------------------------------------------------------------------
        75,000    South Lake County, FL Hospital
                  District (Orlando Regional Healthcare
                  System)                                       5.800        10/01/2034            77,752
---------------------------------------------------------------------------------------------------------
       100,000    South Miami, FL Health Facilities
                  Authority (SMH/BHM/BHSSF/SMHS/HHI
                  Obligated Group)                              5.375        10/01/2016           102,120
---------------------------------------------------------------------------------------------------------
     1,280,000    South-Dade, FL Venture Community
                  Devel. District                               6.125        05/01/2034         1,345,830
---------------------------------------------------------------------------------------------------------
     3,000,000    St. John's Forest, FL Community Devel.
                  District, Series A 1                          6.125        05/01/2034         3,092,070
---------------------------------------------------------------------------------------------------------
       975,000    Stonegate, FL Community Devel. District       6.000        05/01/2024         1,030,273
---------------------------------------------------------------------------------------------------------
     1,000,000    Stonegate, FL Community Devel. District       6.125        05/01/2034         1,045,390
---------------------------------------------------------------------------------------------------------
     2,000,000    Sumter Landing, FL Community Devel.
                  District                                      6.875        05/01/2023         2,159,360
---------------------------------------------------------------------------------------------------------
     2,000,000    Sumter Landing, FL Community Devel.
                  District                                      6.950        05/01/2033         2,127,120
---------------------------------------------------------------------------------------------------------
     2,000,000    Tern Bay, FL Community Devel. District        5.000        05/01/2015         2,015,800
---------------------------------------------------------------------------------------------------------
     2,000,000    Tern Bay, FL Community Devel. District 6      5.375        05/01/2037         1,996,980
---------------------------------------------------------------------------------------------------------
     5,000,000    Town Center, FL at Palm Coast
                  Community Devel. District                     6.000        05/01/2036         5,125,300
---------------------------------------------------------------------------------------------------------
     3,000,000    University of Central Florida COP
                  (Convocation Corp.) 1                         5.000        10/01/2035         3,069,360
---------------------------------------------------------------------------------------------------------
        10,000    University of FL (University Hsg.)            5.500        07/01/2023            10,035
---------------------------------------------------------------------------------------------------------
       900,000    Village Community, FL Devel. District
                  No. 5, Series A                               6.100        05/01/2034           939,069
---------------------------------------------------------------------------------------------------------
       830,000    Village Community, FL Devel. District
                  No. 5, Series A                               6.500        05/01/2033           888,349
---------------------------------------------------------------------------------------------------------
    17,000,000    Volusia County, FL Educational
                  Facility Authority (Embry-Riddle
                  Aeronautical University)                      5.000        10/15/2025        17,428,570
---------------------------------------------------------------------------------------------------------
     6,250,000    Volusia County, FL Educational
                  Facility Authority ROLs 2                    11.388 3      10/15/2035         6,562,500
---------------------------------------------------------------------------------------------------------
     5,000,000    Waters Edge, FL Community Devel.
                  District                                      5.300        05/01/2036         4,958,900
---------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
$    1,000,000    World Commerce, FL Community Devel.
                  District Special Assessment                   6.500%       05/01/2036    $    1,026,560
                                                                                             ------------
                                                                                              137,803,906
GEORGIA--4.1%
    13,000,000    Atlanta, GA Devel. Authority Student
                  Hsg. (ADA/CAU Partners)                       6.000        07/01/2036        14,033,500
---------------------------------------------------------------------------------------------------------
     3,905,000    Atlanta, GA Devel. Authority Student
                  Hsg. (ADA/CAU Partners) 1                     6.250        07/01/2024         4,346,695
---------------------------------------------------------------------------------------------------------
     2,380,000    Atlanta, GA Devel. Authority Student
                  Hsg. (ADA/CAU Partners) 1                     6.250        07/01/2036         2,625,616
---------------------------------------------------------------------------------------------------------
     1,000,000    Atlanta, GA Tax Allocation (Eastside)         5.400        01/01/2020           994,540
---------------------------------------------------------------------------------------------------------
     2,500,000    Atlanta, GA Tax Allocation (Eastside)         5.600        01/01/2030         2,501,075
---------------------------------------------------------------------------------------------------------
     3,000,000    Burke County, GA Devel. Authority
                  RITES 2                                       8.305 3      05/01/2034         2,666,640
---------------------------------------------------------------------------------------------------------
        20,000    De Kalb County, GA Devel. Authority
                  (General Motors Corp.)                        6.000        03/15/2021            18,559
---------------------------------------------------------------------------------------------------------
     9,835,000    De Kalb County, GA Devel. Authority
                  Public Purpose                                5.500        12/10/2023         9,799,791
---------------------------------------------------------------------------------------------------------
       995,000    De Kalb County, GA Hsg. Authority
                  (Alternative Hsg. Snapwoods)                  5.500        12/20/2032         1,015,696
---------------------------------------------------------------------------------------------------------
     2,000,000    Fulton County, GA Residential Care
                  Facilities (Canterbury Court)                 6.125        02/15/2034         2,040,300
---------------------------------------------------------------------------------------------------------
        60,000    GA Municipal Electric Authority               5.625        01/01/2025            61,399
---------------------------------------------------------------------------------------------------------
     2,815,000    GA Municipal Electric Authority RITES
                  1,2                                          15.666 3      01/01/2017         4,810,722
---------------------------------------------------------------------------------------------------------
       500,000    GA Municipal Electric Authority,
                  Series X                                      6.500        01/01/2012           554,425
---------------------------------------------------------------------------------------------------------
        30,000    Savannah, GA EDA (University Financing
                  Foundation)                                   6.750        11/15/2020            33,312
---------------------------------------------------------------------------------------------------------
       125,000    Savannah, GA EDA (University Financing
                  Foundation)                                   6.750        11/15/2031           137,909
                                                                                             ------------
                                                                                               45,640,179
HAWAII--1.0%
     5,000,000    HI Airports System RITES 2                    8.536 3      07/01/2020         5,862,600
---------------------------------------------------------------------------------------------------------
       500,000    HI Department of Budget & Finance
                  Special Purpose (Kahala Senior Living
                  Community)                                    7.875        11/15/2023           577,670
---------------------------------------------------------------------------------------------------------
     4,200,000    HI Department of Budget & Finance
                  Special Purpose (Kahala Nui)                  8.000        11/15/2033         4,860,492
                                                                                             ------------
                                                                                               11,300,762
IDAHO--2.7%
     2,500,000    ID Health Facilities Authority ROLs 2        11.308 3      09/01/2035         2,543,750
---------------------------------------------------------------------------------------------------------
     1,780,000    ID Health Facilities Authority ROLS 1,2      11.308 3      09/01/2035         1,811,150
---------------------------------------------------------------------------------------------------------
        20,000    ID Hsg. Agency (Multifamily Hsg.)             6.700        07/01/2024            20,172
---------------------------------------------------------------------------------------------------------
    16,720,000    Nez Perce County, ID Pollution Control
                  (Potlatch Corp.)                              6.000        10/01/2024        16,969,462
---------------------------------------------------------------------------------------------------------
     5,360,000    Pocatello, ID Devel. Authority Revenue
                  Allocation Tax Increment, Series A            6.000        08/01/2028         5,329,770
---------------------------------------------------------------------------------------------------------
     2,980,000    Twin Falls, ID Urban Renewal Agency,
                  Series A 1                                    5.450        08/01/2022         2,933,125
                                                                                             ------------
                                                                                               29,607,429
ILLINOIS--7.1%
       500,000    Bedford Park, IL Tax                          5.125        12/30/2018           500,590
---------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$       75,000    Bryant, IL Pollution Control (Central
                  Illinois Light Company)                       5.900%       08/01/2023    $       75,637
---------------------------------------------------------------------------------------------------------
       355,000    Carol Stream, IL Tax (Geneva Crossing)        5.000        12/30/2021           349,370
---------------------------------------------------------------------------------------------------------
     6,875,000    Chicago, IL GO 1                              5.125        01/01/2025         7,027,625
---------------------------------------------------------------------------------------------------------
     9,000,000    Chicago, IL O'Hare International
                  Airport (American Airlines) 1                 8.200        12/01/2024         7,637,130
---------------------------------------------------------------------------------------------------------
     5,000,000    Chicago, IL Tax (Pilsen Redevel.)             6.750        06/01/2022         5,239,850
---------------------------------------------------------------------------------------------------------
     2,400,000    Cook County, IL Community School
                  District GO 1                                 7.125        06/01/2024         3,019,200
---------------------------------------------------------------------------------------------------------
        75,000    IL Devel. Finance Authority (Central
                  Illinois Public Service Company)              5.700        08/15/2026            75,131
---------------------------------------------------------------------------------------------------------
        25,000    IL Devel. Finance Authority (Illinois
                  Power Company)                                5.400        03/01/2028            25,036
---------------------------------------------------------------------------------------------------------
        50,000    IL Devel. Finance Authority Pollution
                  Control (Illinois Power Company)              5.400        03/01/2028            50,072
---------------------------------------------------------------------------------------------------------
     1,625,000    IL Educational Facilities Authority
                  (Augustana College) 1                         5.625        10/01/2022         1,706,949
---------------------------------------------------------------------------------------------------------
     3,000,000    IL Educational Facilities Authority
                  (Augustana College)                           5.700        10/01/2032         3,100,650
---------------------------------------------------------------------------------------------------------
     1,920,000    IL Finance Authority (Bethel Terrace
                  Apartments)                                   5.125        09/01/2025         1,850,400
---------------------------------------------------------------------------------------------------------
     2,000,000    IL Finance Authority (Friendship
                  Village Schaumburg) 1                         5.375        02/15/2025         1,998,640
---------------------------------------------------------------------------------------------------------
     2,000,000    IL Finance Authority (Friendship
                  Village Schaumburg) 1                         5.625        02/15/2037         1,989,880
---------------------------------------------------------------------------------------------------------
     3,000,000    IL Finance Authority Student Hsg. (MJH
                  Education Assistance) 1                       5.125        06/01/2035         2,986,290
---------------------------------------------------------------------------------------------------------
     5,000,000    IL Health Facilities Authority
                  (Covenant Retirement Communities) 1           5.625        12/01/2032         5,260,650
---------------------------------------------------------------------------------------------------------
        35,000    IL Health Facilities Authority (Edward
                  Hospital)                                     6.000        02/15/2019            35,234
---------------------------------------------------------------------------------------------------------
     4,000,000    IL Health Facilities Authority (Lake
                  Forest Hospital) 1                            6.000        07/01/2033         4,263,640
---------------------------------------------------------------------------------------------------------
       625,000    IL Health Facilities Authority
                  (Rush-Presbyterian-St. Luke's Medical
                  Center)                                       5.500        11/15/2025           625,906
---------------------------------------------------------------------------------------------------------
     3,500,000    IL Health Facilities Authority ROLs 1,2      11.803 3      08/15/2033         3,747,380
---------------------------------------------------------------------------------------------------------
        55,000    IL Hsg. Devel. Authority (Multifamily
                  Hsg.)                                         7.000        07/01/2017            56,036
---------------------------------------------------------------------------------------------------------
        90,000    IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series 1991-A                          8.250        07/01/2016            90,899
---------------------------------------------------------------------------------------------------------
        15,000    IL Hsg. Devel. Authority (Multifamily
                  Hsg.), Series A                               6.125        07/01/2025            15,013
---------------------------------------------------------------------------------------------------------
        50,000    IL Hsg. Devel. Corp. (Multifamily)            6.100        07/01/2028            50,036
---------------------------------------------------------------------------------------------------------
     2,500,000    IL Metropolitan Pier & Exposition
                  Authority RITES 2                             9.666 3      12/15/2028         2,770,400
---------------------------------------------------------------------------------------------------------
       175,000    Lake County, IL HFC, Series A                 6.700        11/01/2014           175,261
---------------------------------------------------------------------------------------------------------
     2,500,000    Lakemoor, IL Special Tax                      7.800        03/01/2027         2,699,625
---------------------------------------------------------------------------------------------------------
     2,725,000    Lincolnshire, IL Special Service Area
                  No. 1 Special Tax (Sedgebrook)                6.250        03/01/2034         2,888,745
---------------------------------------------------------------------------------------------------------
     3,000,000    Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel) 1                 5.250        01/01/2025         3,136,890
---------------------------------------------------------------------------------------------------------
     4,455,000    Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel) 1                 5.250        01/01/2036         4,618,098
---------------------------------------------------------------------------------------------------------
     3,000,000    Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                   5.500        01/01/2030         3,164,700
---------------------------------------------------------------------------------------------------------
     3,000,000    Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                   7.125        01/01/2036         3,137,550
---------------------------------------------------------------------------------------------------------


7           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
$      500,000    Schaumburg, IL Multifamily Hsg. (Plum
                  Grove)                                        6.050%       02/01/2031    $      517,285
---------------------------------------------------------------------------------------------------------
     4,000,000    Volo Village, IL Special Service Area
                  (Remington Pointe)                            6.450        03/01/2034         4,364,840
                                                                                             ------------
                                                                                               79,250,638
INDIANA--1.6%
     5,000,000    Fort Wayne, IN Pollution Control
                  (General Motors Corp.)                        6.200        10/15/2025         4,618,450
---------------------------------------------------------------------------------------------------------
        25,000    IN Devel. Finance Authority (USX Corp.)       5.600        12/01/2032            25,836
---------------------------------------------------------------------------------------------------------
       180,000    IN Devel. Finance Authority (USX Corp.)       6.150        07/15/2022           188,327
---------------------------------------------------------------------------------------------------------
        30,000    IN HFFA (Sisters of St. Francis)              5.500        11/01/2031            31,101
---------------------------------------------------------------------------------------------------------
       500,000    Indianapolis, IN Economic Devel.
                  (Roman Catholic Archdiocese of Indiana)       5.500        07/01/2026           516,295
---------------------------------------------------------------------------------------------------------
     3,250,000    Indianapolis, IN Local Public
                  Improvement Bond Bank RITES 2                10.677 3      07/01/2033         3,868,735
---------------------------------------------------------------------------------------------------------
     2,055,000    Marion, IN Redevel. District County
                  Optional Income Tax 1                         5.000        01/15/2030         2,072,200
---------------------------------------------------------------------------------------------------------
     1,605,000    Marion, IN Redevel. District County
                  Optional Income Tax 1                         5.250        01/15/2025         1,678,172
---------------------------------------------------------------------------------------------------------
     4,750,000    North Manchester, IN (Estelle Peabody
                  Memorial Home)                                7.125        07/01/2022         4,947,933
---------------------------------------------------------------------------------------------------------
       135,000    North West Hendricks, IN Elementary
                  School Building Corp.                         5.600        01/15/2011           138,393
---------------------------------------------------------------------------------------------------------
        65,000    Petersburg, IN Pollution Control
                  (Indianapolis Power & Light Company)          5.400        08/01/2017            65,207
---------------------------------------------------------------------------------------------------------
       125,000    Petersburg, IN Pollution Control
                  (Indianapolis Power & Light Company)          6.625        12/01/2024           127,515
                                                                                             ------------
                                                                                               18,278,164
IOWA--0.4%
       400,000    Bremer County, IA Retirement
                  Facilities (Bartels Lutheran)                 5.125        11/15/2020           394,468
---------------------------------------------------------------------------------------------------------
       700,000    Bremer County, IA Retirement
                  Facilities (Bartels Lutheran)                 5.375        11/15/2027           695,072
---------------------------------------------------------------------------------------------------------
        50,000    IA Finance Authority (Boys & Girls
                  Home & Family Services)                       6.250        12/01/2028            52,045
---------------------------------------------------------------------------------------------------------
        30,000    IA Finance Authority (Drake University)       5.400        12/01/2021            30,645
---------------------------------------------------------------------------------------------------------
       500,000    IA Finance Authority Retirement
                  Community (Friendship Haven)                  5.750        11/15/2019           502,590
---------------------------------------------------------------------------------------------------------
     1,000,000    IA Finance Authority Retirement
                  Community (Friendship Haven)                  6.000        11/15/2024         1,012,270
---------------------------------------------------------------------------------------------------------
       900,000    IA Finance Authority Retirement
                  Community (Friendship Haven)                  6.125        11/15/2032           909,405
---------------------------------------------------------------------------------------------------------
       315,000    IA Tobacco Settlement Authority (TASC)        5.600        06/01/2035           323,965
                                                                                             ------------
                                                                                                3,920,460
KANSAS--0.5%
     1,770,000    Hays, KS Sales Tax                            6.000        01/01/2025         1,779,470
---------------------------------------------------------------------------------------------------------
     2,735,000    KS Devel. Finance Authority (Luther
                  Gardens) 1                                    5.600        05/20/2034         2,918,409
---------------------------------------------------------------------------------------------------------
       750,000    Wyandotte County/Kansas City, KS
                  Unified Government Pollution Control
                  (General Motors)                              6.000        06/01/2025           692,303
                                                                                             ------------
                                                                                                5,390,182


8           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
KENTUCKY--0.5%
$      580,000    Boone County, KY Pollution Control
                  (Dayton Power & Light Company) 1              6.500%       11/15/2022    $      587,244
---------------------------------------------------------------------------------------------------------
       970,000    Kenton County, KY Airport Special
                  Facilities (Delta Airlines) 4                 7.250        02/01/2022           610,683
---------------------------------------------------------------------------------------------------------
       105,000    KY Economic Devel. Finance Authority
                  (St. Claire Medical Center)                   5.625        09/01/2021           106,230
---------------------------------------------------------------------------------------------------------
     4,595,000    Muhlenberg County, KY Hospital
                  (Muhlenberg Community Hospital)               6.750        07/01/2010         4,756,606
                                                                                             ------------
                                                                                                6,060,763
LOUISIANA--3.2%
     5,010,000    Calcasieu Parish, LA Industrial Devel.
                  Board (Olin Corp.)                            6.625        02/01/2016         5,344,518
---------------------------------------------------------------------------------------------------------
     3,940,000    LA HFA (VOA New Orleans Affordable
                  Hsg. Corp.)                                   6.800        05/01/2029         3,914,863
---------------------------------------------------------------------------------------------------------
     1,000,000    LA Local Government EF&CD (Bellemont
                  Apartments)                                   6.000        09/01/2022         1,023,220
---------------------------------------------------------------------------------------------------------
     1,750,000    LA Local Government EF&CD (Bellemont
                  Apartments)                                   6.000        09/01/2027         1,777,720
---------------------------------------------------------------------------------------------------------
     3,810,000    LA Local Government EF&CD (Bellemont
                  Apartments) 1                                 6.000        09/01/2035         3,858,120
---------------------------------------------------------------------------------------------------------
       890,000    LA Local Government EF&CD (Bellemont
                  Apartments)                                   7.500        09/01/2016           931,634
---------------------------------------------------------------------------------------------------------
     2,000,000    LA Local Government EF&CD (Oakleigh
                  Apartments), Series A                         6.375        06/01/2038         2,086,500
---------------------------------------------------------------------------------------------------------
     1,245,000    LA Local Government EF&CD (Oakleigh
                  Apartments), Series A                         7.500        06/01/2038         1,298,859
---------------------------------------------------------------------------------------------------------
       190,000    LA Tobacco Settlement Financing Corp.
                  (TASC)                                        5.875        05/15/2039           198,257
---------------------------------------------------------------------------------------------------------
     2,100,000    LA Tobacco Settlement Financing Corp.
                  Fixed Receipts 1                              5.875        05/15/2039         2,191,266
---------------------------------------------------------------------------------------------------------
    10,695,000    LA Tobacco Settlement Financing Corp.
                  RITES 2                                       7.642 3      05/15/2039        11,624,502
---------------------------------------------------------------------------------------------------------
        50,000    New Orleans, LA Aviation Board
                  (Passenger Facility Charge)                   6.000        09/01/2019            50,312
---------------------------------------------------------------------------------------------------------
       250,000    New Orleans, LA GO                            5.500        12/01/2021           271,350
---------------------------------------------------------------------------------------------------------
       125,000    Pointe Coupee Parish, LA Pollution
                  Control (Gulf State Utilities Company)        6.700        03/01/2013           125,404
---------------------------------------------------------------------------------------------------------
       500,000    St. Tammany Parish, LA Hospital
                  Service District (St. Tammany Parish
                  Hospital)                                     5.000        07/01/2022           489,725
                                                                                             ------------
                                                                                               35,186,250
MAINE--0.0%
        35,000    ME H&HEFA (University of New England)         5.750        07/01/2023            35,064
MARYLAND--1.7%
       105,000    Anne Arundel County, MD Pollution
                  Control (Baltimore Gas & Electric)            6.000        04/01/2024           105,901
---------------------------------------------------------------------------------------------------------
        10,000    Baltimore, MD City Hsg. Corp.                 7.750        10/01/2009            10,065
---------------------------------------------------------------------------------------------------------
        50,000    Baltimore, MD City Hsg. Corp., Series A       7.250        07/01/2023            50,498
---------------------------------------------------------------------------------------------------------
        20,000    Calvert County, MD Pollution Control
                  (Baltimore Gas & Electric Company)            5.550        07/15/2014            20,385
---------------------------------------------------------------------------------------------------------
        15,000    Gaithersburg, MD Hospital Facilities
                  (Shady Grove Adventist Hospital)              5.500        09/01/2015            15,325
---------------------------------------------------------------------------------------------------------
        25,000    MD Economic Devel. Corp. Student Hsg.
                  (Allegheny College Hsg.)                      5.750        09/01/2020            26,605
---------------------------------------------------------------------------------------------------------


9           |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
$      225,000    MD Economic Devel. Corp. Student Hsg.
                  (Collegiate Hsg. Foundation)                  6.000%       06/01/2030    $      234,360
---------------------------------------------------------------------------------------------------------
        40,000    MD EDC Student Hsg. (Allegheny College
                  Hsg.)                                         6.000        09/01/2032            42,673
---------------------------------------------------------------------------------------------------------
     5,000,000    MD EDC Student Hsg. (Bowie State
                  University)                                   5.375        06/01/2033         4,960,650
---------------------------------------------------------------------------------------------------------
       455,000    MD EDC Student Hsg. (Collegiate Hsg.)         5.750        06/01/2029           467,080
---------------------------------------------------------------------------------------------------------
     1,535,000    MD EDC Student Hsg. (Morgan State
                  University) 1                                 6.000        07/01/2022         1,637,876
---------------------------------------------------------------------------------------------------------
     2,000,000    MD EDC Student Hsg. (University of
                  Maryland) 1                                   5.625        10/01/2023         2,116,980
---------------------------------------------------------------------------------------------------------
     2,000,000    MD EDC Student Hsg. (University of
                  Maryland)                                     5.750        10/01/2033         2,102,320
---------------------------------------------------------------------------------------------------------
        65,000    MD EDC Student Hsg. (University
                  Village at Sheppard Pratt)                    6.000        07/01/2033            69,272
---------------------------------------------------------------------------------------------------------
        55,000    MD H&HEFA (Doctors Community Hospital)        5.500        07/01/2024            55,024
---------------------------------------------------------------------------------------------------------
        75,000    MD H&HEFA (Frederick Memorial Hospital)       5.000        07/01/2028            75,079
---------------------------------------------------------------------------------------------------------
        15,000    MD H&HEFA (Johns Hopkins Hospital)            5.375        07/01/2020            15,487
---------------------------------------------------------------------------------------------------------
       500,000    MD H&HEFA (Loyola College)                    5.375        10/01/2026           517,610
---------------------------------------------------------------------------------------------------------
        20,000    MD H&HEFA (Medstar Health)                    5.500        08/15/2033            20,753
---------------------------------------------------------------------------------------------------------
        45,000    MD H&HEFA (Montgomery General Hospital)       5.625        07/01/2018            45,081
---------------------------------------------------------------------------------------------------------
     3,530,000    MD Hsg. Community Devel. People's
                  Resource Center 1                             5.600        04/01/2018         3,628,593
---------------------------------------------------------------------------------------------------------
       100,000    MD Industrial Devel. Financing
                  Authority (Our Lady of Good Counsel)          5.500        05/01/2020           100,477
---------------------------------------------------------------------------------------------------------
       150,000    MD Industrial Devel. Financing
                  Authority (Our Lady of Good Counsel)          6.000        05/01/2035           153,024
---------------------------------------------------------------------------------------------------------
       250,000    MD Stadium Authority (Convention
                  Center Expansion)                             5.875        12/15/2013           255,593
---------------------------------------------------------------------------------------------------------
        85,000    MD Stadium Authority Sports Facility          5.800        03/01/2026            86,514
---------------------------------------------------------------------------------------------------------
        15,000    Montgomery County, MD Pollution
                  Control (Potomac Electric Power
                  Company)                                      5.375        02/15/2024            15,080
---------------------------------------------------------------------------------------------------------
       100,000    Montgomery, MD Hsg. Opportunity
                  Commission (Multifamily)                      6.100        07/01/2017           101,142
---------------------------------------------------------------------------------------------------------
       105,000    Prince Georges County, MD Pollution
                  Control (Potomac Electric Power
                  Company)                                      6.000        09/01/2022           105,117
---------------------------------------------------------------------------------------------------------
       145,000    Prince Georges County, MD Pollution
                  Control (Potomac Electric Power
                  Company)                                      6.375        01/15/2023           147,538
---------------------------------------------------------------------------------------------------------
     1,250,000    Prince Georges County, MD Special
                  District (Victoria Falls)                     5.250        07/01/2035         1,257,350
                                                                                             ------------
                                                                                               18,439,452
MASSACHUSETTS--2.4%
       200,000    MA Devel. Finance Agency (Boston
                  Biomedical Research)                          5.750        02/01/2029           207,348
---------------------------------------------------------------------------------------------------------
     2,000,000    MA Devel. Finance Agency (Curry
                  College) 1                                    5.000        03/01/2035         1,988,280
---------------------------------------------------------------------------------------------------------
       800,000    MA Devel. Finance Agency (Eastern
                  Nazarene College)                             5.625        04/01/2019           805,888
---------------------------------------------------------------------------------------------------------
     2,000,000    MA Devel. Finance Agency (Eastern
                  Nazarene College)                             5.625        04/01/2029         1,978,080
---------------------------------------------------------------------------------------------------------
       500,000    MA Devel. Finance Agency (Evergreen
                  Center)                                       5.500        01/01/2035           494,370
---------------------------------------------------------------------------------------------------------
        50,000    MA Devel. Finance Agency (Nichols
                  College)                                      6.000        10/01/2024            50,832
---------------------------------------------------------------------------------------------------------
        50,000    MA Devel. Finance Agency (Northern
                  Berkshire Community Services)                 6.250        08/15/2029            52,747
---------------------------------------------------------------------------------------------------------
     1,000,000    MA Devel. Finance Agency (Pharmacy &
                  Allied Health Sciences) 1                     5.750        07/01/2033         1,047,850
---------------------------------------------------------------------------------------------------------


10          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
$    5,000,000    MA Devel. Finance Agency (Seven Hills
                  Foundation & Affiliates) 1                    5.000%       09/01/2035    $    5,061,700
---------------------------------------------------------------------------------------------------------
     1,250,000    MA Devel. Finance Agency (Symmes Life
                  Care)                                         5.000        03/01/2035         1,268,213
---------------------------------------------------------------------------------------------------------
     6,250,000    MA Devel. Finance Agency (Western New
                  England) 1                                    5.000        09/01/2033         6,373,688
---------------------------------------------------------------------------------------------------------
       170,000    MA H&EFA (Baystate Medical Center)            6.000        07/01/2026           176,095
---------------------------------------------------------------------------------------------------------
     1,000,000    MA H&EFA (Nichols College)                    6.125        10/01/2029         1,052,520
---------------------------------------------------------------------------------------------------------
        90,000    MA H&EFA (North Adams Regional
                  Hospital)                                     6.750        07/01/2009            92,372
---------------------------------------------------------------------------------------------------------
        90,000    MA H&EFA (Schepens Eye Research
                  Institute)                                    6.500        07/01/2028            98,938
---------------------------------------------------------------------------------------------------------
     3,510,000    MA H&EFA RITES 2                              9.805 3      08/15/2025         3,803,296
---------------------------------------------------------------------------------------------------------
     1,905,677    MA Industrial Finance Agency (Bradford
                  College) 1                                    5.250        11/01/2018         1,699,521
---------------------------------------------------------------------------------------------------------
       100,000    MA Industrial Finance Agency
                  (Cambridge Friends School)                    5.800        09/01/2028            97,340
---------------------------------------------------------------------------------------------------------
        75,000    MA Industrial Finance Agency (General
                  Motors Corp.)                                 5.550        04/01/2009            71,642
---------------------------------------------------------------------------------------------------------
        30,000    MA Industrial Finance Agency (St.
                  John's High School)                           5.350        06/01/2028            30,471
                                                                                             ------------
                                                                                               26,451,191
MICHIGAN--1.6%
        25,000    Dearborn, MI Economic Devel. Corp.
                  (Oakwood Hospital Corp.)                      5.875        11/15/2025            25,546
---------------------------------------------------------------------------------------------------------
        25,000    Galesburg-Augusta, MI Community
                  Schools GO                                    5.500        05/01/2030            26,650
---------------------------------------------------------------------------------------------------------
       420,000    Lansing, MI Building Authority                5.600        06/01/2019           426,405
---------------------------------------------------------------------------------------------------------
        25,000    MI COP                                        5.500        06/01/2027            26,665
---------------------------------------------------------------------------------------------------------
       350,000    MI Hospital Finance Authority (Detroit
                  Medical Center)                               5.250        08/15/2023           356,647
---------------------------------------------------------------------------------------------------------
        20,000    MI Hospital Finance Authority (Port
                  Huron Hospital/Marwood Manor Nursing
                  Home)                                         5.500        07/01/2015            20,432
---------------------------------------------------------------------------------------------------------
        50,000    MI Hsg. Devel. Authority (Charter
                  Square)                                       5.500        01/15/2021            50,274
---------------------------------------------------------------------------------------------------------
     3,125,000    MI Job Devel. Authority Pollution
                  Control (General Motors Corp.) 1              5.550        04/01/2009         2,985,094
---------------------------------------------------------------------------------------------------------
        30,000    MI Municipal Bond Authority                   6.000        12/01/2013            30,674
---------------------------------------------------------------------------------------------------------
    10,000,000    MI Strategic Fund Pollution Control
                  (General Motors Corp.)                        6.000 5      04/01/2008        10,000,000
---------------------------------------------------------------------------------------------------------
     4,015,000    MI Strategic Fund Pollution Control
                  (General Motors Corp.) 1                      6.200        09/01/2020         3,774,903
---------------------------------------------------------------------------------------------------------
        10,000    Mount Clemens, MI Hsg. Corp. (FHA
                  Section 8), Series A                          6.600        06/01/2022            10,145
                                                                                             ------------
                                                                                               17,733,435
MINNESOTA--1.6%
       125,000    Cuyuna Range, MN Hospital District
                  Health Facilities                             5.200        06/01/2025           124,386
---------------------------------------------------------------------------------------------------------
       250,000    Cuyuna Range, MN Hospital District
                  Health Facilities                             5.500        06/01/2035           251,095
---------------------------------------------------------------------------------------------------------
        50,000    Hastings, MN Health Care Facility
                  (Regina Medical Center)                       5.300        09/15/2028            50,494
---------------------------------------------------------------------------------------------------------
     1,000,000    Minneapolis, MN Tax Increment (St.
                  Anthony Falls)                                5.750        02/01/2027           996,860
---------------------------------------------------------------------------------------------------------
       660,000    St. Paul, MN Hsg. & Redevel. Authority
                  (Great Northern Lofts)                        6.250        03/01/2029           658,805
---------------------------------------------------------------------------------------------------------
     7,000,000    St. Paul, MN Hsg. & Redevel. Authority
                  (Upper Landing) 1                             7.000        03/01/2029         6,939,520
---------------------------------------------------------------------------------------------------------
       500,000    St. Paul, MN Port Authority
                  (Healtheast Midway Campus)                    6.000        05/01/2030           506,495
---------------------------------------------------------------------------------------------------------


11          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
$      130,000    Washington County, MN Hsg. & Redevel.
                  Authority (Healtheast)                        5.500%       11/15/2027    $      132,716
---------------------------------------------------------------------------------------------------------
     8,110,000    Washington County, MN Hsg. & Redevel.
                  Authority (Seasons Villas)                    6.950        12/01/2023         8,353,706
                                                                                             ------------
                                                                                               18,014,077
MISSISSIPPI--1.2%
     6,045,000    MS Business Finance Corp. (System
                  Energy Resources)                             5.875        04/01/2022         6,156,833
---------------------------------------------------------------------------------------------------------
     1,500,000    MS Business Finance Corp. (System
                  Energy Resources) 1                           5.900        05/01/2022         1,527,750
---------------------------------------------------------------------------------------------------------
        50,000    MS Department of Corrections
                  (Wilkinson County Correctional
                  Facility)                                     5.600        08/01/2016            51,801
---------------------------------------------------------------------------------------------------------
     5,030,000    MS Home Corp. Hsg. (Valley State
                  Student Hsg.)                                 5.500        12/01/2035         5,171,745
                                                                                             ------------
                                                                                               12,908,129
MISSOURI--3.7%
       365,000    Branson, MO IDA (Branson Hills)               7.050        05/01/2027           364,839
---------------------------------------------------------------------------------------------------------
     2,340,000    Branson, MO IDA (Branson Landing)             5.250        06/01/2021         2,347,745
---------------------------------------------------------------------------------------------------------
       220,000    Cameron, MO IDA Health Facilities
                  (Cameron Community Hospital)                  6.375        12/01/2029           234,520
---------------------------------------------------------------------------------------------------------
       750,000    Hanley Road & North of Folk Ave, MO
                  Transportation District                       5.400        10/01/2031           740,993
---------------------------------------------------------------------------------------------------------
    10,280,678    Hanley/Eager Road, MO Transportation
                  Devel. District, Series A                     7.750 7      12/01/2023         2,598,853
---------------------------------------------------------------------------------------------------------
    13,500,000    Hazelwood, MO Transportation Devel.
                  District (370/Missouri Bottom
                  Road/Tausig Road)                             7.200        05/01/2033        14,633,730
---------------------------------------------------------------------------------------------------------
       750,000    Maplewood, MO Tax (Maplewood South
                  Redevel.)                                     5.750        11/01/2026           744,135
---------------------------------------------------------------------------------------------------------
        30,000    MO H&EFA (Freeman Health System)              5.500        02/15/2024            30,162
---------------------------------------------------------------------------------------------------------
       175,000    Ozark Centre, MO Transportation Devel.
                  District                                      5.375        09/01/2032           172,419
---------------------------------------------------------------------------------------------------------
     1,500,000    Raymore, MO Tax Increment                     5.375        03/01/2020         1,494,690
---------------------------------------------------------------------------------------------------------
     3,750,000    Raymore, MO Tax Increment                     5.625        03/01/2028         3,737,850
---------------------------------------------------------------------------------------------------------
     2,500,000    Richmond Heights, MO Tax Increment &
                  Transportation Sales Tax                      5.625        11/01/2025         2,506,750
---------------------------------------------------------------------------------------------------------
     9,000,000    St. Joseph, MO IDA (Living Community
                  of St. Joseph)                                7.000        08/15/2032         9,581,400
---------------------------------------------------------------------------------------------------------
       250,000    St. Joseph, MO IDA (Shoppes at North
                  Village)                                      5.375        11/01/2024           245,190
---------------------------------------------------------------------------------------------------------
     1,000,000    St. Joseph, MO IDA, Series B                  5.375        11/01/2023           978,010
---------------------------------------------------------------------------------------------------------
     1,000,000    St. Joseph, MO IDA, Series B                  5.500        11/01/2027           988,060
                                                                                             ------------
                                                                                               41,399,346
MONTANA--0.1%
       555,000    Forsyth, MT Pollution Control
                  (Northwestern Corp.)                          6.125        05/01/2023           556,254
---------------------------------------------------------------------------------------------------------
        15,000    MT Board of Hsg., Series A                    5.200        08/01/2029            14,651
                                                                                             ------------
                                                                                                  570,905
NEBRASKA--0.3%
     3,730,000    NE Educational Facilities Authority
                  (Midland Lutheran College)                    5.600        09/15/2029         3,699,153
NEVADA--1.0%
     2,220,000    Clark County, NV Economic Devel.
                  (Alexander Dawson School at Rainbow
                  Mountain) 1                                   5.375        05/15/2033         2,289,286
---------------------------------------------------------------------------------------------------------
     1,000,000    Director of the State of NV Dept. of
                  Business & Industry (Las Ventanas
                  Retirement)                                   7.000        11/15/2034         1,031,670
---------------------------------------------------------------------------------------------------------
     6,200,000    Las Vegas, NV Paiute Tribe, Series A 1        6.625        11/01/2017         6,904,630
---------------------------------------------------------------------------------------------------------


12          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
$      100,000    Mesquite, NV Special Improvement
                  District (Canyon Creek)                       5.200%       08/01/2016    $       98,336
---------------------------------------------------------------------------------------------------------
       145,000    Mesquite, NV Special Improvement
                  District (Canyon Creek)                       5.250        08/01/2017           142,557
---------------------------------------------------------------------------------------------------------
       300,000    Mesquite, NV Special Improvement
                  District (Canyon Creek)                       5.300        08/01/2018           293,586
                                                                                             ------------
                                                                                               10,760,065
NEW HAMPSHIRE--2.9%
       305,000    Manchester, NH Hsg. & Redevel.
                  Authority, Series B                           5.650 7      01/01/2029            78,412
---------------------------------------------------------------------------------------------------------
     3,220,000    Manchester, NH Hsg. & Redevel.
                  Authority, Series B 1                         5.700 7      01/01/2030           780,689
---------------------------------------------------------------------------------------------------------
       495,000    Manchester, NH Hsg. & Redevel.
                  Authority, Series B                           6.000 7      01/01/2023           185,501
---------------------------------------------------------------------------------------------------------
     1,000,000    NH H&EFA (Catholic Medical Center) 1          6.125        07/01/2032         1,056,260
---------------------------------------------------------------------------------------------------------
     4,000,000    NH H&EFA (Franklin Pierce College) 1          6.050        10/01/2034         4,297,520
---------------------------------------------------------------------------------------------------------
        40,000    NH H&EFA (New Hampshire College)              6.375        01/01/2027            42,204
---------------------------------------------------------------------------------------------------------
     1,980,000    NH H&EFA (Portsmouth Christian Academy)       5.750        07/01/2023         2,103,235
---------------------------------------------------------------------------------------------------------
     6,115,000    NH H&EFA (Portsmouth Christian Academy)       5.850        07/01/2033         6,442,153
---------------------------------------------------------------------------------------------------------
     3,555,000    NH H&EFA (Southern New Hampshire
                  University)                                   5.000        01/01/2030         3,579,458
---------------------------------------------------------------------------------------------------------
    13,410,000    NH H&EFA (Southern New Hampshire
                  University)                                   5.000        01/01/2036        13,482,548
---------------------------------------------------------------------------------------------------------
       165,000    NH HE&HFA (Franklin Pierce Law Center)        5.500        07/01/2028           169,031
---------------------------------------------------------------------------------------------------------
       500,000    NH Turnpike System, Series A                  6.750        11/01/2011           527,315
                                                                                             ------------
                                                                                               32,744,326
NEW JERSEY--2.9%
     1,000,000    NJ EDA (Cigarette Tax) 1                      5.500        06/15/2031         1,029,320
---------------------------------------------------------------------------------------------------------
     2,000,000    NJ EDA (Cigarette Tax) 1                      5.750        06/15/2029         2,103,180
---------------------------------------------------------------------------------------------------------
     7,480,000    NJ Tobacco Settlement Financing Corp.
                  (TASC)                                        6.000        06/01/2037         7,816,002
---------------------------------------------------------------------------------------------------------
     9,800,000    NJ Tobacco Settlement Financing Corp.
                  (TASC)                                        6.125        06/01/2042        10,285,492
---------------------------------------------------------------------------------------------------------
     7,000,000    NJ Tobacco Settlement Financing Corp.
                  (TASC)                                        6.250        06/01/2043         7,739,130
---------------------------------------------------------------------------------------------------------
     3,250,000    NJ Transit Corp. ROLs, Series 15 1,2          9.430 3      09/15/2015         3,877,380
                                                                                             ------------
                                                                                               32,850,504
NEW MEXICO--1.7%
     1,495,000    Cabezon, NM Public Improvement District       6.300        09/01/2034         1,528,010
---------------------------------------------------------------------------------------------------------
     7,895,000    Eldorado, NM Area Water & Sanitation
                  District                                      6.000        02/01/2023         7,773,417
---------------------------------------------------------------------------------------------------------
        25,000    Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)        6.300        12/01/2016            26,120
---------------------------------------------------------------------------------------------------------
     3,365,000    NM Educational Assistance Foundation 1        5.900        09/01/2031         3,502,528
---------------------------------------------------------------------------------------------------------
     3,000,000    NM Hsg. Authority (Villa Del Oso
                  Apartments) 1                                 6.250        01/01/2031         2,979,000
---------------------------------------------------------------------------------------------------------
     1,275,000    NM Hsg. Authority (Villa Del Oso
                  Apartments)                                   7.500        01/01/2038         1,251,285
---------------------------------------------------------------------------------------------------------
     1,800,000    Sandoval County, NM (Santa Ana Pueblo) 1      7.750        07/01/2015         1,859,868
---------------------------------------------------------------------------------------------------------
       150,000    Santa Fe, NM Educational Facilities
                  (College of Santa Fe)                         5.875        10/01/2021           150,989
                                                                                             ------------
                                                                                               19,071,217
NEW YORK--0.0%
        50,000    NYC GO RIBS                                   8.546 3      08/27/2015            50,176
NORTH CAROLINA--0.4%
        65,000    Asheville, NC Water System                    5.700        08/01/2025            67,330
---------------------------------------------------------------------------------------------------------
        95,000    Charlotte, NC Mtg. (Tryon Hills
                  Associate)                                    5.875        01/01/2025            98,696
---------------------------------------------------------------------------------------------------------
       320,000    Charlotte-Mecklenburg, NC Hospital
                  Authority (Carolinas Medical Center)          5.875        01/15/2026           327,818
---------------------------------------------------------------------------------------------------------


13          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
$       25,000    Kinston, NC Enterprise System                 5.700%       04/01/2021    $       25,784
---------------------------------------------------------------------------------------------------------
     1,130,000    Kinston, NC Hsg. Authority (Kinston
                  Towers)                                       6.750        12/01/2018         1,140,509
---------------------------------------------------------------------------------------------------------
       105,000    NC Eastern Municipal Power Agency,
                  Series A                                      5.625        01/01/2024           109,676
---------------------------------------------------------------------------------------------------------
       140,000    NC Eastern Municipal Power Agency,
                  Series B                                      5.500        01/01/2017           140,244
---------------------------------------------------------------------------------------------------------
       640,000    NC Eastern Municipal Power Agency,
                  Series B 1                                    5.500        01/01/2021           645,267
---------------------------------------------------------------------------------------------------------
       475,000    NC Eastern Municipal Power Agency,
                  Series B 1                                    5.500        01/01/2021           475,812
---------------------------------------------------------------------------------------------------------
        20,000    NC Eastern Municipal Power Agency,
                  Series B                                      6.250        01/01/2023            20,049
---------------------------------------------------------------------------------------------------------
        30,000    NC HFA (Multifamily Hsg.)                     5.450        09/01/2024            30,062
---------------------------------------------------------------------------------------------------------
       750,000    NC Medical Care Commission (United
                  Methodist)                                    5.250        10/01/2024           763,313
---------------------------------------------------------------------------------------------------------
       200,000    NC Medical Care Commission (United
                  Methodist)                                    5.500        10/01/2032           204,438
                                                                                             ------------
                                                                                                4,048,998
NORTH DAKOTA--0.0%
        10,000    Grand Forks, ND Sewer                         5.850        12/01/2015            10,015
OHIO--0.6%
       490,000    Cleveland, OH Rock Glen Hsg.
                  Assistance Corp. (Ambleside Apartments)       7.000        06/01/2018           514,480
---------------------------------------------------------------------------------------------------------
       530,000    Cleveland-Cuyahoga County, OH Port
                  Authority (Myers University)                  5.600        05/15/2025           535,411
---------------------------------------------------------------------------------------------------------
       115,000    Cuyahoga County, OH Hospital
                  (University Hospitals Health System)          5.625        01/15/2026           117,746
---------------------------------------------------------------------------------------------------------
        30,000    Dover, OH Municipal Electric System           6.000        12/01/2019            30,378
---------------------------------------------------------------------------------------------------------
       160,000    Garfield Heights, OH GO                       6.625        11/01/2011           168,546
---------------------------------------------------------------------------------------------------------
       920,000    Glenwillow Village, OH GO                     5.875        12/01/2024           981,953
---------------------------------------------------------------------------------------------------------
     1,500,000    Greene County, OH University Hsg.
                  (Central State University)                    5.625        09/01/2032         1,557,375
---------------------------------------------------------------------------------------------------------
        10,000    Lorian County, OH Hospital (Catholic
                  Healthcare Partners)                          5.500        09/01/2027            10,511
---------------------------------------------------------------------------------------------------------
       200,000    Montgomery County, OH Hospital Revenue
                  (Kettering Medical Center)                    5.500        04/01/2026           205,486
---------------------------------------------------------------------------------------------------------
       200,000    OH Air Quality Devel. Authority
                  (Cincinnati Gas & Electric Company)           5.450        01/01/2024           200,660
---------------------------------------------------------------------------------------------------------
       500,000    Port of Greater Cincinnati, OH (Public
                  Parking Infrastructure)                       6.300        02/15/2024           530,050
---------------------------------------------------------------------------------------------------------
     1,485,000    Port of Greater Cincinnati, OH (Public
                  Parking Infrastructure)                       6.400        02/15/2034         1,563,141
---------------------------------------------------------------------------------------------------------
       655,000    Summit County, OH Port Authority
                  (Twinsburg Township)                          5.125        05/15/2025           648,286
---------------------------------------------------------------------------------------------------------
       110,000    Sylvania, OH Area Joint Recreational
                  District                                      6.000        12/01/2020           112,432
                                                                                             ------------
                                                                                                7,176,455
OKLAHOMA--3.0%
       130,000    Claremore, OK Industrial & Redevel.
                  Student Hsg. (RSU Foundation)                 5.750        09/01/2034           136,280
---------------------------------------------------------------------------------------------------------
        15,000    Comanche County, OK Hospital
                  Authority, Series A                           5.375        07/01/2023            15,196
---------------------------------------------------------------------------------------------------------
        15,000    Grady County, OK Industrial Authority
                  (Correctional Facilities)                     6.000        11/01/2029            15,388
---------------------------------------------------------------------------------------------------------
     2,500,000    Langston, OK Economic Devel. Authority
                  (Langston University)                         4.750        05/01/2025         2,482,725
---------------------------------------------------------------------------------------------------------
     6,500,000    Langston, OK Economic Devel. Authority
                  (Langston University)                         5.000        05/01/2035         6,428,760
---------------------------------------------------------------------------------------------------------
     4,000,000    Langston, OK Economic Devel. Authority
                  (LDF Student Hsg.)                            5.000        05/01/2030         4,001,480
---------------------------------------------------------------------------------------------------------


14          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
$   14,085,000    Tulsa, OK Municipal Airport Trust
                  (American Airlines)                           6.250%       06/01/2020    $   12,076,056
---------------------------------------------------------------------------------------------------------
     8,525,000    Tulsa, OK Municipal Airport Trust
                  (American Airlines)                           7.350        12/01/2011         8,370,868
                                                                                             ------------
                                                                                               33,526,753
OREGON--0.0%
        35,000    OR Hsg. & Community Services (Single
                  Family Mtg.)                                  6.400        07/01/2018            35,306
---------------------------------------------------------------------------------------------------------
        50,000    OR Hsg. (Elderly & Disabled Hsg.)             5.500        08/01/2026            50,025
                                                                                             ------------
                                                                                                   85,331
PENNSYLVANIA--2.4%
     8,200,000    Allegheny County, PA HDA (West Penn
                  Allegheny Health System)                      9.250        11/15/2030         9,765,380
---------------------------------------------------------------------------------------------------------
        35,000    Beaver County, PA IDA (Ohio Edison
                  Company)                                      5.450        09/15/2033            35,045
---------------------------------------------------------------------------------------------------------
        25,000    Beaver County, PA IDA (Toledo Edison
                  Company)                                      7.750        05/01/2020            25,609
---------------------------------------------------------------------------------------------------------
     1,500,000    Chester County, PA H&EFA (Jenners Pond)       7.750        07/01/2034         1,570,785
---------------------------------------------------------------------------------------------------------
     6,000,000    Cumberland County, PA Municipal
                  Authority (Wesley Affiliated Services)        7.250        01/01/2035         6,542,700
---------------------------------------------------------------------------------------------------------
     3,955,000    Northumberland County, PA IDA (NHS
                  Youth Services)                               7.750        02/15/2029         4,124,314
---------------------------------------------------------------------------------------------------------
     1,000,000    Philadelphia, PA H&HEFA (Centralized
                  Comprehensive Human Services)                 7.250        01/01/2021         1,066,560
---------------------------------------------------------------------------------------------------------
     1,200,000    Philadelphia, PA H&HEFA (Temple
                  University Children's Medical Center) 1       5.625        06/15/2019         1,212,864
---------------------------------------------------------------------------------------------------------
     1,000,000    Philadelphia, PA Redevel. Authority
                  (Beech Student Hsg. Complex), Series A        5.625        07/01/2023         1,059,310
---------------------------------------------------------------------------------------------------------
     1,500,000    Philadelphia, PA Redevel. Authority
                  (Beech Student Hsg. Complex), Series A        5.625        07/01/2028         1,568,385
                                                                                             ------------
                                                                                               26,970,952
RHODE ISLAND--0.6%
     5,000,000    Central Falls, RI Detention Facility 1        7.250        07/15/2035         5,198,650
---------------------------------------------------------------------------------------------------------
        50,000    Providence, RI HDC (Barbara Jordan
                  Apartments)                                   6.750        07/01/2025            50,566
---------------------------------------------------------------------------------------------------------
        40,000    RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)                   6.500        04/01/2027            40,047
---------------------------------------------------------------------------------------------------------
     1,500,000    Tiverton, RI Special Obligation Tax
                  (Mount Hope Bay Village)                      6.875        05/01/2022         1,623,705
                                                                                             ------------
                                                                                                6,912,968
SOUTH CAROLINA--1.8%
        70,000    Florence County, SC Pollution Control
                  Facility (E. I. Dupont De Nemours)            6.350        07/01/2022            71,546
---------------------------------------------------------------------------------------------------------
        15,000    Greenville County, SC School District         5.500        12/01/2028            16,047
---------------------------------------------------------------------------------------------------------
     2,500,000    Greenville County, SC School District
                  ROLs 1,2                                      9.847 3      12/01/2020         2,624,500
---------------------------------------------------------------------------------------------------------
        35,000    Marion County, SC Hospital District           5.375        11/01/2025            35,741
---------------------------------------------------------------------------------------------------------
     2,000,000    Newberry, SC Investing in Children's
                  Education (Newberry County School
                  District)                                     5.000        12/01/2030         1,991,420
---------------------------------------------------------------------------------------------------------
       500,000    SC Connector 2000 Assoc. Toll Road,
                  Series B                                      6.080 7      01/01/2021           215,995
---------------------------------------------------------------------------------------------------------
    10,355,000    SC Connector 2000 Assoc. Toll Road,
                  Series B                                      6.780 7      01/01/2026         3,283,156
---------------------------------------------------------------------------------------------------------
     1,000,000    SC Educational Facilities Authority
                  (Southern Wesleyan University)                5.750        03/01/2029         1,038,790
---------------------------------------------------------------------------------------------------------


15          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
$   10,660,000    SC Jobs-Economic Devel. Authority
                  (Coastal Hsg. Foundation)                     5.000%       04/01/2035    $   10,937,373
                                                                                             ------------
                                                                                               20,214,568
SOUTH DAKOTA--1.5%
     8,200,000    SD Educational Enhancement Funding
                  Corp. Tobacco Settlement                      6.500        06/01/2032         8,853,048
---------------------------------------------------------------------------------------------------------
     7,500,000    Sioux Falls, SD Health Facilities
                  (Rummel Memorial Home)                        6.750        11/15/2033         7,714,950
                                                                                             ------------
                                                                                               16,567,998
TENNESSEE--2.0%
     3,500,000    Bradley County, TN Industrial Devel.
                  Board (Olin Corp.)                            6.625        11/01/2017         3,787,385
---------------------------------------------------------------------------------------------------------
     2,750,000    Chattanooga, TN Health Educational &
                  Hsg. Board (Campus Devel. Foundation
                  Phase I)                                      5.000        10/01/2025         2,690,490
---------------------------------------------------------------------------------------------------------
     5,000,000    Chattanooga, TN Health Educational &
                  Hsg. Board (Campus Devel. Foundation
                  Phase I)                                      5.125        10/01/2035         4,902,300
---------------------------------------------------------------------------------------------------------
       100,000    Hamilton County, TN Industrial Devel.
                  Board
                  (Park at 58)                                  6.700        03/01/2021            86,333
---------------------------------------------------------------------------------------------------------
     3,020,000    Maury County, TN Industrial Devel.
                  Board (General Motors Company) 1              6.500        09/01/2024         2,940,755
---------------------------------------------------------------------------------------------------------
     1,500,000    Shelby County, TN HE&HF
                  (Cornerstone-Cameron & Stonegate)             6.000        07/01/2028         1,063,890
---------------------------------------------------------------------------------------------------------
     5,980,000    Smyrna, TN Hsg. Assoc. (Imperial
                  Garden Apartments) 1                          6.450        10/20/2035         6,597,614
                                                                                             ------------
                                                                                               22,068,767
TEXAS--12.2%
       130,000    Alice, TX GO                                  5.200        02/01/2011           130,703
---------------------------------------------------------------------------------------------------------
       150,000    Anson, TX Education Facilities Corp.
                  (Odessa Student Hsg.)                         5.400        07/01/2034           153,033
---------------------------------------------------------------------------------------------------------
    26,055,000    Austin, TX Convention Enterprises
                  (Convention Center)                           5.750        01/01/2032        26,997,930
---------------------------------------------------------------------------------------------------------
       200,000    Austin, TX Convention Enterprises
                  (Convention Center)                           6.000        01/01/2023           212,864
---------------------------------------------------------------------------------------------------------
     9,885,000    Beasley, TX Higher Education Finance
                  Corp., Series A                               5.125        12/01/2034        10,004,510
---------------------------------------------------------------------------------------------------------
    10,765,000    Bexar County, TX HFC (American
                  Opportunity Hsg.)                             6.750        12/01/2037        10,847,675
---------------------------------------------------------------------------------------------------------
     3,090,000    Bexar County, TX HFC (American
                  Opportunity Hsg.-Nob Hill Apartments)         6.000        06/01/2021         3,088,270
---------------------------------------------------------------------------------------------------------
     6,625,000    Bexar County, TX HFC (American
                  Opportunity Hsg.-Nob Hill Apartments)         6.000        06/01/2031         6,634,606
---------------------------------------------------------------------------------------------------------
     1,000,000    Bexar County, TX HFC (The Army
                  Retirement Residence Foundation)              6.300        07/01/2032         1,062,180
---------------------------------------------------------------------------------------------------------
       150,000    Chimney Hill, TX Municipal Utility
                  District                                      5.500        10/01/2011           151,895
---------------------------------------------------------------------------------------------------------
       200,000    Dallas-Fort Worth, TX Regional Airport        6.000        11/01/2009           200,464
---------------------------------------------------------------------------------------------------------
       500,000    De Soto, TX Independent School District       6.125        08/15/2023           508,770
---------------------------------------------------------------------------------------------------------
       265,000    El Paso County, TX HFC (American
                  Village Communities), Series A                6.250        12/01/2020           274,005
---------------------------------------------------------------------------------------------------------
       285,000    El Paso County, TX HFC (El Paso
                  American Hsg. Foundation), Series A           6.375        12/01/2032           292,478
---------------------------------------------------------------------------------------------------------
     1,000,000    Folk, TX Avenue South Transportation
                  District                                      5.625        11/01/2031           991,230
---------------------------------------------------------------------------------------------------------
       535,000    Garza County, TX Public Facility Corp.        7.500        10/01/2019           570,198
---------------------------------------------------------------------------------------------------------
     3,730,000    Harris County, TX Toll Road RITES 2          11.177 3      08/15/2024         4,901,369
---------------------------------------------------------------------------------------------------------


16          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$      100,000    Irving, TX Hospital Authority (Irving
                  Healthcare System)                            5.750%       07/01/2010    $      100,217
---------------------------------------------------------------------------------------------------------
       105,000    Keller, TX Independent School
                  District, Series A                            5.400        08/15/2023           106,494
---------------------------------------------------------------------------------------------------------
        60,000    Keller, TX Independent School
                  District, Series A                            5.400        08/15/2023            61,114
---------------------------------------------------------------------------------------------------------
        10,000    Leander, TX Independent School District       6.000        08/15/2018            10,075
---------------------------------------------------------------------------------------------------------
       650,000    Lewisville, TX Combination Contract           6.000        10/01/2015           708,481
---------------------------------------------------------------------------------------------------------
     1,325,000    Lewisville, TX Combination Contract           6.000        10/01/2025         1,432,391
---------------------------------------------------------------------------------------------------------
     5,510,000    Lewisville, TX Combination Contract           6.000        10/01/2034         5,940,441
---------------------------------------------------------------------------------------------------------
       100,000    Lewisville, TX GO                             5.700        09/01/2028           103,692
---------------------------------------------------------------------------------------------------------
     3,400,000    Lewisville, TX GO                             6.125        09/01/2029         3,684,070
---------------------------------------------------------------------------------------------------------
     2,345,000    Lubbock, TX HFC (Las Colinas Quail
                  Creek Apartments) 1                           6.000        07/01/2022         2,404,891
---------------------------------------------------------------------------------------------------------
     1,530,000    Lubbock, TX HFC (Las Colinas Quail
                  Creek Apartments)                             6.000        07/01/2025         1,557,984
---------------------------------------------------------------------------------------------------------
       655,000    Lubbock, TX HFC (Las Colinas Quail
                  Creek Apartments)                             6.000        07/01/2032           664,845
---------------------------------------------------------------------------------------------------------
    20,350,000    Matagorda County, TX Navigation
                  District (Centerpoint Energy)                 8.000        05/01/2029        22,163,592
---------------------------------------------------------------------------------------------------------
       270,000    Metro, TX Health Facilities Devel.
                  Corp. (Wilson N. Jones Memorial
                  Hospital)                                     5.375        01/01/2023           270,743
---------------------------------------------------------------------------------------------------------
        75,000    Mission, TX Economic Devel. Corporation       6.600        01/01/2020            75,463
---------------------------------------------------------------------------------------------------------
     2,000,000    North Central, TX HFDC (Northwest
                  Senior Hsg. Corp.)                            7.250        11/15/2019         2,149,000
---------------------------------------------------------------------------------------------------------
     3,000,000    North Central, TX HFDC (Northwest
                  Senior Hsg. Corp.)                            7.500        11/15/2029         3,228,840
---------------------------------------------------------------------------------------------------------
     1,910,000    Nueces County, TX HFC (Dolphins
                  Landing Apartments) 1                         6.750        07/01/2020         2,048,399
---------------------------------------------------------------------------------------------------------
     1,865,000    Nueces County, TX HFC (Dolphins
                  Landing Apartments) 1                         6.875        07/01/2030         1,993,685
---------------------------------------------------------------------------------------------------------
       200,000    Pantego, TX Economic Devel. Corp.
                  (Sales Tax)                                   5.850        02/15/2022           201,520
---------------------------------------------------------------------------------------------------------
     1,680,000    Retama, TX Devel. Corp. (Retama
                  Racetrack) 1                                 10.000        12/15/2019         2,454,682
---------------------------------------------------------------------------------------------------------
       500,000    Ridge Parc, TX Devel. Corp.
                  (Multifamily)                                 6.100        06/20/2033           544,710
---------------------------------------------------------------------------------------------------------
     4,020,000    Sabine, TX River Authority Pollution
                  Control (TXU Electric Company)                6.150        08/01/2022         4,387,629
---------------------------------------------------------------------------------------------------------
        15,000    San Antonio, TX Hotel Occupancy Tax
                  (Henry Gonzalez)                              5.700        08/15/2026            15,546
---------------------------------------------------------------------------------------------------------
        25,000    San Antonio, TX Water                         5.600        05/15/2026            25,763
---------------------------------------------------------------------------------------------------------
       100,000    Temple, TX Junior College District            5.800        07/01/2014           101,753
---------------------------------------------------------------------------------------------------------
     2,125,000    Tomball, TX Hospital Authority
                  (Tomball Regional Hospital)                   6.125        07/01/2023         2,150,713
---------------------------------------------------------------------------------------------------------
       445,000    TX Affordable Hsg. Corp. (Ashton Place
                  & Woodstock Apartments)                       6.300        08/01/2033           332,918
---------------------------------------------------------------------------------------------------------
        50,000    TX Dormitory Finance Authority (Temple
                  Junior College Foundation)                    5.750        09/01/2027            52,174
---------------------------------------------------------------------------------------------------------
       315,000    TX Dormitory Finance Authority (Temple
                  Junior College Foundation)                    6.000        09/01/2033           331,717
---------------------------------------------------------------------------------------------------------
       545,000    TX Panhandle HFA (Amarillo Affordable
                  Hsg.)                                         6.625        03/01/2020           574,386
---------------------------------------------------------------------------------------------------------
     3,065,000    TX Panhandle HFA (Amarillo Affordable
                  Hsg.) 1                                       6.750        03/01/2031         3,232,931
---------------------------------------------------------------------------------------------------------
       860,000    West Harris County, TX Municipal
                  Utility District (Waterworks & Sewer) 1       4.750        09/01/2032           830,468
---------------------------------------------------------------------------------------------------------
        25,000    Westador, TX Municipal Utility
                  District GO                                   6.875        03/01/2009            25,621
---------------------------------------------------------------------------------------------------------


17          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
$    4,750,000    Wichita County, TX HFDC (Wichita Falls
                  Retirement Foundation)                        6.250%       01/01/2028    $    4,812,130
                                                                                             ------------
                                                                                              135,801,258
U.S. POSSESSIONS--1.9%
    11,000,000    Puerto Rico Highway & Transportation
                  Authority, Series K                           5.000        07/01/2022        11,322,300
---------------------------------------------------------------------------------------------------------
     7,580,000    Puerto Rico Highway & Transportation
                  Authority, Series K                           5.000        07/01/2030         7,643,141
---------------------------------------------------------------------------------------------------------
       850,000    Puerto Rico IMEPCF (American Airlines)        6.450        12/01/2025           601,035
---------------------------------------------------------------------------------------------------------
     1,500,000    Puerto Rico Municipal Finance Agency
                  RITES 2                                       8.128 3      08/01/2015         1,800,720
                                                                                             ------------
                                                                                               21,367,196
UTAH--0.5%
     3,260,000    Eagle Mountain, UT Gas & Electric 1           5.000        06/01/2024         3,344,760
---------------------------------------------------------------------------------------------------------
       160,000    Emery County, UT Pollution Control
                  (Pacificorp)                                  5.650        11/01/2023           160,302
---------------------------------------------------------------------------------------------------------
     2,000,000    Murray City, UT Hospital RITES 1,2            9.677 3      05/15/2022         2,133,720
---------------------------------------------------------------------------------------------------------
        15,000    Sandy City, UT Industrial Devel. (King
                  Properties)                                   6.125        08/01/2016            15,031
                                                                                             ------------
                                                                                                5,653,813
VERMONT--0.0%
       225,000    VT EDA (Wake Robin Corp.)                     6.000        03/01/2022           237,407
---------------------------------------------------------------------------------------------------------
       130,000    VT EDA (Wake Robin Corp.)                     6.300        03/01/2033           137,250
                                                                                             ------------
                                                                                                  374,657
VIRGINIA--2.9%
        20,000    Alexandria, VA IDA Pollution Control
                  (Potomac Electric Power Company)              5.375        02/15/2024            20,071
---------------------------------------------------------------------------------------------------------
     2,300,000    Buena Vista, VA Public Recreational
                  Facilities Authority (Golf Course) 1          5.250        07/15/2025         2,373,071
---------------------------------------------------------------------------------------------------------
     1,090,000    Buena Vista, VA Public Recreational
                  Facilities Authority (Golf Course) 1          5.500        07/15/2035         1,131,671
---------------------------------------------------------------------------------------------------------
       915,000    Fairfax County, VA Redevel. & Hsg.
                  Authority (Burke Shire Commons)               7.600        10/01/2036           971,822
---------------------------------------------------------------------------------------------------------
        20,000    Fairfax County, VA Redevel. & Hsg.
                  Authority (Paul Spring Retirement
                  Center)                                       6.000        12/15/2028            20,877
---------------------------------------------------------------------------------------------------------
       585,000    Louisa, VA IDA Pollution Control
                  (Virginia Electric & Power Company)           5.450        01/01/2024           590,938
---------------------------------------------------------------------------------------------------------
     4,000,000    Norfolk, VA Water 1                           5.875        11/01/2020         4,088,040
---------------------------------------------------------------------------------------------------------
       315,000    Norton, VA IDA (Norton Community
                  Hospital)                                     6.000        12/01/2022           338,291
---------------------------------------------------------------------------------------------------------
     1,150,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road) 1                    5.000        08/15/2010         1,180,924
---------------------------------------------------------------------------------------------------------
     1,000,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road) 1                    5.000        08/15/2011         1,019,960
---------------------------------------------------------------------------------------------------------
        25,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      5.500        08/15/2028            25,098
---------------------------------------------------------------------------------------------------------
     1,105,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road) 1                    5.500        08/15/2028         1,139,321
---------------------------------------------------------------------------------------------------------
     3,000,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road) 1                    5.800 7      08/15/2008         2,531,640
---------------------------------------------------------------------------------------------------------
       585,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      5.870 7      08/15/2024           200,216
---------------------------------------------------------------------------------------------------------


18          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
---------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
$      985,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      5.900% 7     08/15/2030    $      238,311
---------------------------------------------------------------------------------------------------------
     4,610,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      6.030 7      08/15/2018         2,272,914
---------------------------------------------------------------------------------------------------------
     3,255,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road) 1                    6.160 7      08/15/2020         1,441,509
---------------------------------------------------------------------------------------------------------
       700,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      6.190 7      08/15/2012           490,448
---------------------------------------------------------------------------------------------------------
     2,715,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road) 1                    6.260 7      08/15/2017         1,444,027
---------------------------------------------------------------------------------------------------------
    12,270,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      6.330 7      08/15/2022         4,804,687
---------------------------------------------------------------------------------------------------------
        35,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      6.500 7      08/15/2015            20,768
---------------------------------------------------------------------------------------------------------
    13,855,000    Pocahontas Parkway Assoc., VA (Route
                  895 Connector Toll Road)                      6.510 7      08/15/2021         5,750,241
---------------------------------------------------------------------------------------------------------
        55,000    Prince William County, VA IDA (Prince
                  William Hospital)                             5.250        04/01/2019            55,026
                                                                                             ------------
                                                                                               32,149,871
WASHINGTON--4.3%
        25,000    Grant County, WA Public Utility
                  District                                      5.000        01/01/2023            25,009
---------------------------------------------------------------------------------------------------------
        25,000    Grant County, WA Public Utility
                  District (Priest Rapids Hydro Electric)       5.625        01/01/2026            25,580
---------------------------------------------------------------------------------------------------------
     2,500,000    King County, WA Sewer RITES 2                10.177 3      01/01/2024         2,988,400
---------------------------------------------------------------------------------------------------------
       200,000    Kitsap County, WA Consolidated Hsg.
                  Authority                                     5.600        12/01/2028           203,328
---------------------------------------------------------------------------------------------------------
       100,000    Port Camas, WA Public Industrial Corp.
                  (James River Corp. of VA)                     6.700        04/01/2023           100,087
---------------------------------------------------------------------------------------------------------
        20,000    Port of Seattle, WA, Series A                 5.500        09/01/2021            20,604
---------------------------------------------------------------------------------------------------------
       500,000    Skagit County, WA Public Hospital
                  District (Skagit Valley Hospital)             5.375        12/01/2022           513,690
---------------------------------------------------------------------------------------------------------
       500,000    Skagit County, WA Public Hospital
                  District (Skagit Valley Hospital)             5.500        12/01/2030           508,685
---------------------------------------------------------------------------------------------------------
       500,000    Snohomish County, WA Hsg. Authority           6.400        04/01/2026           507,170
---------------------------------------------------------------------------------------------------------
       500,000    Vancouver, WA Downtown Redevel.
                  Authority (Conference Center)                 5.250        01/01/2028           507,090
---------------------------------------------------------------------------------------------------------
     3,200,000    Vancouver, WA Downtown Redevel.
                  Authority (Conference Center)                 5.250        01/01/2034         3,232,576
---------------------------------------------------------------------------------------------------------
     3,250,000    Vancouver, WA Downtown Redevel.
                  Authority (Conference Center)                 6.000        01/01/2034         3,491,378
---------------------------------------------------------------------------------------------------------
    17,030,000    WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)            5.000        07/01/2025        17,336,029
---------------------------------------------------------------------------------------------------------
     5,855,000    WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)            5.000        07/01/2030         5,915,014
---------------------------------------------------------------------------------------------------------
    10,595,000    WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)            5.000        07/01/2038        10,658,888
---------------------------------------------------------------------------------------------------------
        90,000    WA Health Care Facilities Authority
                  (Yakima Valley Memorial Hospital
                  Association)                                  5.375        12/01/2027            92,096
---------------------------------------------------------------------------------------------------------
     1,350,000    WA HFC (Nickerson Area Properties) 1          5.300        01/01/2028         1,374,057
---------------------------------------------------------------------------------------------------------
       215,000    WA Tobacco Settlement Authority (TASC)        6.500        06/01/2026           233,090
                                                                                             ------------
                                                                                               47,732,771


19          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                 COUPON        MATURITY               VALUE
----------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.3%
$    1,540,000    West Liberty State College, WV, Series A      6.000%       06/01/2023    $    1,573,264
----------------------------------------------------------------------------------------------------------
     1,695,000    West Liberty State College, WV, Series A 1    6.125        06/01/2028         1,741,375
----------------------------------------------------------------------------------------------------------
       110,000    WV GO                                         5.750        11/01/2021           114,748
                                                                                             -------------
                                                                                                3,429,387
----------------------------------------------------------------------------------------------------------
WISCONSIN--1.3%
     6,640,000    Badger, WI Tobacco Asset
                  Securitization Corp.                          6.375        06/01/2032         7,075,584
----------------------------------------------------------------------------------------------------------
       125,000    Janesville, WI Pollution Control
                  (General Motors Corp.)                        5.550        04/01/2009           119,404
----------------------------------------------------------------------------------------------------------
     2,000,000    WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
                  Group) 1                                      5.875        08/15/2026         2,077,020
----------------------------------------------------------------------------------------------------------
       340,000    WI H&EFA (Aurora Medical Group)               5.750        11/15/2025           350,598
----------------------------------------------------------------------------------------------------------
     2,275,000    WI H&EFA (Hess Memorial Hospital
                  Assoc.)                                       7.875        11/01/2022         2,326,802
----------------------------------------------------------------------------------------------------------
       870,000    WI H&EFA (Three Pillars Senior Living)        5.500        08/15/2034           870,705
----------------------------------------------------------------------------------------------------------
     1,075,000    WI H&EFA (WMA, MHCC, MVS Obligated
                  Group)                                        5.600        08/15/2023         1,100,843
----------------------------------------------------------------------------------------------------------
     1,000,000    WI H&EFA (WMA, MHCC, MVS Obligated
                  Group)                                        5.750        08/15/2026         1,023,520
----------------------------------------------------------------------------------------------------------
       130,000    WI Hsg. & Economic Devel. Authority,
                  Series A                                      6.850        11/01/2012           130,220
                                                                                             -------------
                                                                                               15,074,696
WYOMING--1.1%
    11,680,000    Sweetwater County, WY Pollution
                  Control (Idaho Power Company)                 6.050        07/15/2026        12,072,565
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,159,121,089)--107.2%                                   1,196,387,481
----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.2)                                                  (80,546,281)

                                                                                           ---------------
NET ASSETS--100.0%                                                                         $1,115,841,200
                                                                                           ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

2. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $91,732,244, which represents 8.22% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

4. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

5. Represents the current interest rate for a variable or increasing rate security.

6. When-issued security or forward commitment to be delivered and settled after October 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

7. Represents a zero coupon bond.


20          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        11.4%
AA                                                                          7.5
A                                                                          23.1
BBB                                                                        34.3
BB                                                                          3.2
B                                                                           3.6
CCC                                                                         0.8
C                                                                           0.3
Not Rated                                                                  15.8
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA       Atlanta Development Authority
AHC       Aurora Health Care
AMCS      Aurora Medical Center of Sheboygan County
BHM       Baptist Hospital of Miami
BHSSF     Baptist Health System of South Florida
CAU       Clark Atlanta University
CDA       Communities Development Authority
COP       Certificates of Participation
EDA       Economic Development Authority
EDC       Economic Development Corporation
EF&CD     Environmental Facilities and Community Development
FHA       Federal Housing Agency
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Development Authority
HDC       Housing Development Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
HFDC      Health Facilities Development Corp.
HFFA      Health Facilities Financing Authority
HHI       Homestead Hospital
HMH       Hartford Memorial Hospital
IDA       Industrial Development Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
MHCC      Masonic Health Care Center


21          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

MVS       Masonic Village on the Square
NYC       New York City
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SAVRS     Select Auction Variable Rate Securities
SLMC      St. Luke's Medical Center
SMH       South Miami Hospital
SMHS      South Miami Health System
TASC      Tobacco Settlement Asset-Backed Bonds
WMA       Wisconsin Masonic Home

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,159,170,545
                                              ===============

Gross unrealized appreciation                 $   45,226,216
Gross unrealized depreciation                     (8,009,280)
                                              ---------------
Net unrealized appreciation                   $   37,216,936
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward


22          |          OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

commitment prior to settlement of the original purchase. As of October 31, 2005, the Fund had purchased $13,404,142 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $91,782,420 as of October 31, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2005, securities with an aggregate market value of $3,866,033, representing 0.35% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.8999% as of October 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


23          |          OPPENHEIMER AMT-FREE MUNICIPALS


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005